As filed with the Securities and Exchange Commission on December 30, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-289519
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 4
☒
(Check appropriate box or boxes.)
Nationwide Life Insurance Company

(Name of Insurance Company)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(614) 249-7111

Insurance Company's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
February 1, 2026

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on February 1, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act"))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 4 is to delay the effective date of Post-Effective Amendment No. 1, which was filed on August 22, 2025. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Statement of Additional Information or Supplement or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.
1

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on December 30, 2025.
Nationwide Life Insurance Company
(Insurance Company)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on December 30, 2025.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ KUSH V. KOTECHA*
Kush V. Kotecha, Senior Vice President-Nationwide Annuity and Director
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President-Nationwide Life and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer – Financial Services and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Kirt A. Walker, Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney